12a. Income Taxes (Details Narrative)	Dec. 31, 2015 USD ($)
A. Income Taxes Details Narrative
Valuation allowance on current and non-current deferred tax assets	$ 9,256,196
Valuation allowance on net operating loss carryforwards	$ 9,673,259